Loans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$ 779	$ 522
Collectively evaluated for impairment	3,801	3,560
Total ending allowance balance	4,580	4,082	4,031	4,060
Loans:
Loans individually evaluated for impairment	10,191	7,263
Loans collectively evaluated for impairment	354,150	316,692
Total ending Loans balance	364,341	323,955
Commercial [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	85	165
Collectively evaluated for impairment	848	859
Total ending allowance balance	933	1,024	1,179	1,031
Loans:
Loans individually evaluated for impairment	4,315	4,605
Loans collectively evaluated for impairment	100,584	85,223
Total ending Loans balance	104,899	89,828
Commercial Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	522	304
Collectively evaluated for impairment	1,380	1,369
Total ending allowance balance	1,902	1,673	1,183	1,338
Loans:
Loans individually evaluated for impairment	4,573	2,476
Loans collectively evaluated for impairment	114,619	103,856
Total ending Loans balance	119,192	106,332
Residential Real Estate [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment	172	53
Collectively evaluated for impairment	924	841
Total ending allowance balance	1,096	894	1,057	1,140
Loans:
Loans individually evaluated for impairment	1,137	182
Loans collectively evaluated for impairment	109,275	103,336
Total ending Loans balance	110,412	103,518
Construction & Land Development [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	253	180
Total ending allowance balance	253	180	213	246
Loans:
Loans individually evaluated for impairment	166
Loans collectively evaluated for impairment	23,192	18,061
Total ending Loans balance	23,358	18,061
Consumer [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	76	78
Total ending allowance balance	76	78	80	77
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment	6,480	6,216
Total ending Loans balance	6,480	6,216
Unallocated [Member]
Ending allowance balances attributable to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	320	233
Total ending allowance balance	320	233	319	228
Loans:
Loans individually evaluated for impairment
Loans collectively evaluated for impairment
Total ending Loans balance